Major Customers and Suppliers (Tables) (Predecessor [Member])	12 Months Ended
Dec. 31, 2013
Predecessor [Member]
Concentration Risk [Line Items]
Schedule of Major Customers
The following purchasers accounted for 10% or greater of total revenues for the periods indicated:

	Percentage of Total Revenues for the Year Ended December 31,
	2013	2012	2011
Shell Trading (US) Company	40%	3%	—
Enterprise Crude Oil LLC	14%	—	—
Diamondback E&P, LLC	11%	2%	—
Coronado Midstream, LLC	8%	11%	9%
Plains Marketing, L.P.	13%	76%	78%